Schedule of other payables - related parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Other payables - related parties	$ 2,257,484	$ 1,807,263
Kheng Ee Lennon Teng [Member]
Related Party Transaction [Line Items]
Other payables - related parties	$ 2,818	2,642
Relationship	Group General Manager of the Company
Le Truong Vinh Phu [Member]
Related Party Transaction [Line Items]
Other payables - related parties	$ 52,061	10,668
Relationship	Vice President of Operations of the Company
Kheng Ee Lennon Teng One [Member]
Related Party Transaction [Line Items]
Other payables - related parties	$ 14,830	4,772
Relationship	Group General Manager of the Company
Wilson Chandra [Member]
Related Party Transaction [Line Items]
Other payables - related parties	$ 1,749	2,029
Relationship	Director and President
Related Party [Member]
Related Party Transaction [Line Items]
Other payables - related parties	$ 71,458	$ 20,111